LVIP JPMorgan U.S. Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.70%
Aerospace & Defense–2.77%
Howmet Aerospace, Inc.	23,917	$1,636,640
Northrop Grumman Corp.	7,751	3,710,094
		5,346,734
Banks–4.11%
U.S. Bancorp	66,749	2,983,680
Wells Fargo & Co.	85,360	4,947,466
		7,931,146
Biotechnology–5.85%
AbbVie, Inc.	25,327	4,612,047
†Biogen, Inc.	3,870	834,488
†Regeneron Pharmaceuticals, Inc.	4,179	4,022,246
†Vertex Pharmaceuticals, Inc.	4,344	1,815,835
		11,284,616
Building Products–2.07%
Carrier Global Corp.	27,426	1,594,273
Trane Technologies PLC	8,027	2,409,706
		4,003,979
Capital Markets–3.25%
Ameriprise Financial, Inc.	7,279	3,191,405
Morgan Stanley	32,808	3,089,201
		6,280,606
Chemicals–1.10%
PPG Industries, Inc.	14,585	2,113,367
		2,113,367
Construction Materials–1.56%
Vulcan Materials Co.	11,013	3,005,668
		3,005,668
Consumer Finance–1.95%
American Express Co.	16,539	3,765,765
		3,765,765
Diversified Financial Services–2.67%
†Corpay, Inc.	3,992	1,231,692
Mastercard, Inc. Class A	8,145	3,922,387
		5,154,079
Electric Utilities–2.58%
NextEra Energy, Inc.	31,940	2,041,286
PG&E Corp.	175,533	2,941,933
		4,983,219
Electrical Equipment–2.25%
Eaton Corp. PLC	13,865	4,335,308
		4,335,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–1.84%
Baker Hughes Co.	106,110	$3,554,685
		3,554,685
Food Products–1.18%
Mondelez International, Inc. Class A	32,661	2,286,270
		2,286,270
Health Care Equipment & Supplies–2.54%
Medtronic PLC	21,895	1,908,149
Stryker Corp.	8,384	3,000,382
		4,908,531
Health Care Providers & Services–2.30%
UnitedHealth Group, Inc.	8,954	4,429,544
		4,429,544
Hotels, Restaurants & Leisure–2.66%
Marriott International, Inc. Class A	7,045	1,777,524
McDonald's Corp.	11,875	3,348,156
		5,125,680
Industrial REITs–1.82%
Prologis, Inc.	27,044	3,521,670
		3,521,670
Insurance–1.85%
Progressive Corp.	6,778	1,401,826
Travelers Cos., Inc.	9,445	2,173,672
		3,575,498
Interactive Media & Services–6.26%
†Alphabet, Inc. Class A	38,580	5,822,879
Meta Platforms, Inc. Class A	12,880	6,254,271
		12,077,150
IT Services–1.41%
Accenture PLC Class A	7,870	2,727,821
		2,727,821
Life Sciences Tools & Services–1.12%
Danaher Corp.	8,642	2,158,080
		2,158,080
Machinery–2.33%
Deere & Co.	10,933	4,490,620
		4,490,620
Multiline Retail–5.21%
†Amazon.com, Inc.	55,790	10,063,400
		10,063,400
Oil, Gas & Consumable Fuels–2.99%
ConocoPhillips	20,728	2,638,260
LVIP JPMorgan U.S. Equity Fund–1

LVIP JPMorgan U.S. Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	26,949	$3,132,552
		5,770,812
Pharmaceuticals–2.23%
Bristol-Myers Squibb Co.	46,503	2,521,858
Eli Lilly & Co.	2,296	1,786,196
		4,308,054
Road & Rail–2.02%
CSX Corp.	105,375	3,906,251
		3,906,251
Semiconductors & Semiconductor Equipment–9.74%
Analog Devices, Inc.	9,576	1,894,037
ASML Holding NV	1,280	1,242,202
NVIDIA Corp.	12,768	11,536,654
NXP Semiconductors NV	16,641	4,123,140
		18,796,033
Software–12.00%
Intuit, Inc.	3,889	2,527,850
Microsoft Corp.	42,288	17,791,407
Oracle Corp.	22,675	2,848,207
		23,167,464
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–4.35%
†AutoZone, Inc.	792	$2,496,107
Lowe's Cos., Inc.	16,598	4,228,008
TJX Cos., Inc.	16,486	1,672,010
		8,396,125
Technology Hardware, Storage & Peripherals–5.69%
Apple, Inc.	55,649	9,542,691
Seagate Technology Holdings PLC	15,380	1,431,109
		10,973,800
Total Common Stock (Cost $116,852,754)		192,441,975

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	322,976	322,976
Total Money Market Fund (Cost $322,976)		322,976

TOTAL INVESTMENTS–99.87% (Cost $117,175,730)	192,764,951
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	255,198
NET ASSETS APPLICABLE TO 4,639,784 SHARES OUTSTANDING–100.00%	$193,020,149

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan U.S. Equity Fund–2

LVIP JPMorgan U.S. Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan U.S. Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$192,441,975	$—	$—	$192,441,975
Money Market Fund	322,976	—	—	322,976
Total Investments	$192,764,951	$—	$—	$192,764,951
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan U.S. Equity Fund–3